SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2020
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

15. SHORT-TERM BORROWINGS

Short-term borrowings are as follows:

	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Pledged loan	82,645,089	—	—
Interest-free loan	34,881,000	—	—
Long-term borrowing due within one year	31,624,560	—	—
Less: borrowing classified as held for sale	(31,624,560)	—	—
Total	117,526,089	—	—

In June 2016, Asian Development borrowed a total of HK$92.3 million from a financial services company at an annual interest rate of 2% for a term of 24 months, which is secured by a pledge of 417,440,000 shares of L&A. The pledged loan was due in June 2018 as Asian Development has defaulted the loan in June 2016 due to a sharp decline in share price of L&A (see Note 29.2). On September 9, 2020, the High Court of Hong Kong issued an order to wind-up Asian Development given its inability to repay its liabilities and provisional liquidator to On September 9, 2020, the provisional liquidator of Asian Development made a winding-up order and the High Court of Hong Kong gazetted this order on September 18, 2020. The Official Receiver’s Office of Hong Kong has appointed a liquidator to perform the work and duties to the winding-up of Asian Development, including the prosecution of insolvency offences and disqualification of directors. Followed by the winding-up order issued by the court, the Group has lost control of Asian Development and deconsolidated Asian Development as of the date of the court order. The obligation for the payment of pledged loan remained with Asian Development as it is a limited liability company and the Group has recognized an amount of RMB83.7 million (US$12.8 million) to the gain on disposal of Asian Development.

In December 2015, the Group entered an entrusted bank borrowing agreement, amounted to RMB31.6 million (US$4.8 million), with a subsidiary of Splendid Days and China Merchants Bank as entrustment bank. Both the principal and interest of the entrusted bank loan were repaid on February 11, 2020.

In March 2019, the Group entered into a joint venture agreement with F&F, to establish a joint venture in China to manufacture and distribute electric vehicles designed and developed by F&F with a committed capital investment amounting to US$600.0 million. The Group made the initial deposit of US$5.0 million to F&F in April 2019 through an interest-free loan granted from Ark Pacific Associates for a period of one year. The loan was due on March 31, 2020 and the loan was waived by Ark Pacific Associates followed by a private settlement deed entered among the Group, Splendid Days and Ark Pacific Associates where upon the settlement of the convertible notes and the satisfaction of the conditions set forth in the private settlement deed, the interest-free loan will be waived. As of December 31, 2020, the Group has fulfilled the obligation stated in the private settlement deed and the interest-free loan was waived.